SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Concentration of Credit Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Charter Customer	Dec. 31, 2020 USD ($) Charter Customer	Dec. 31, 2019 Customer
Concentration of Risk [Abstract]
Accounts receivable, net | $	$ 9,400	$ 6,300
Provision for credit losses | $	$ 75,000	$ 25,000
Accounts Receivable [Member] | Two Charterers [Member]
Concentration of Risk [Abstract]
Number of charterers accounted for outstanding amount | Charter		2
Accounts Receivable [Member] | Three Charterers [Member]
Concentration of Risk [Abstract]
Number of charterers accounted for outstanding amount | Charter	3
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Charterers [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage		39.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Charterers [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	48.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer One [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	22.30%	22.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Two [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	13.30%	17.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Three [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	12.40%
Revenues [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration of Risk [Abstract]
Number of customers | Customer	1	1	1
Concentration of credit risk percentage	12.50%	11.40%	13.70%